Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments [Abstract]
Disclosure of carrying amount categories of financial instruments [Text Block]
The carrying amounts of each financial instrument category as of each year-end are detailed as follows:

	As of December 31, 2020		As of December 31, 2019
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Derivative financial instruments	222,443	-	3,412,197	-
Market securities and investments in other companies	7,329,096	-	6,245,817	-
Derivatives designated as hedges	4,661,049	11,953,435	157,344	4,670,538
Total other financial assets	12,212,588	11,953,435	9,815,358	4,670,538
Accounts receivable - trade and other receivable (net)	275,387,923	1,860,635	300,013,940	3,224,627
Accounts receivable from related parties	5,313,079	132,555	3,278,685	118,122
Total accounts receivables	280,701,002	1,993,190	303,292,625	3,342,749
Sub-Total financial assets	292,913,590	13,946,625	313,107,983	8,013,287
Cash and cash equivalents	396,389,016	-	196,369,224	-
Total financial assets	689,302,606	13,946,625	509,477,207	8,013,287
Bank borrowings	37,754,705	88,151,400	42,447,438	99,749,082
Bonds payable	7,691,023	324,725,456	6,744,739	133,806,947
Deposits for return of bottles and containers	14,116,167	-	13,290,754	-
Total financial liabilities measured at amortized cost	59,561,895	412,876,856	62,482,931	233,556,029
Derivatives not designated as hedges	4,243,939	-	240,394	-
Derivatives designated as hedges	5,323,640	-	805,306	-
Total financial derivative liabilities	9,567,579	-	1,045,700	-
Total other financial liabilities (*)	69,129,474	412,876,856	63,528,631	233,556,029
Lease Liabilities	4,934,639	27,200,272	4,857,097	28,213,259
Total lease liabilities (**)	4,934,639	27,200,272	4,857,097	28,213,259
Account payable- trade and other payable	324,521,077	19,875	306,655,558	26,550
Accounts payable to related parties	18,432,354	-	8,979,434	-
Total commercial obligations and other accounts payable	342,953,431	19,875	315,634,992	26,550
Total financial liabilities	417,017,544	440,097,003	384,020,720	261,795,838

(*) See
Note 21 - Other financial liabilities
.
(**) See
Note 22 - Lease liabilities
.

Disclosure of financial assets and liabilities at fair value category [Text Block]
a)

Financial assets and liabilities are detailed as follows:

	As of December 31, 2020		As of December 31, 2019
	Book Value	Fair Value	Book Value	Fair Value
	ThCh$	ThCh$	ThCh$	ThCh$
Derivative financial instruments	222,443	222,443	3,412,197	3,412,197
Market securities and investments in other companies	7,329,096	7,329,096	6,245,817	6,245,817
Derivatives designated as hedges	16,614,484	16,614,484	4,827,882	4,827,882
Total other financial assets	24,166,023	24,166,023	14,485,896	14,485,896
Accounts receivable - trade and other receivable (net)	277,248,558	277,248,558	303,238,567	303,238,567
Accounts receivable from related parties	5,445,634	5,445,634	3,396,807	3,396,807
Total accounts receivables	282,694,192	282,694,192	306,635,374	306,635,374
Sub-Total financial assets	306,860,215	306,860,215	321,121,270	321,121,270
Cash and cash equivalents	396,389,016	396,389,016	196,369,224	196,369,224
Total financial assets	703,249,231	703,249,231	517,490,494	517,490,494
Bank borrowings	125,906,105	131,188,200	142,196,520	149,583,520
Bonds payable	332,416,479	373,570,478	140,551,686	189,670,078
Deposits for return of bottles and containers	14,116,167	14,116,167	13,290,754	13,290,754
Total financial liabilities measured at amortized cost	472,438,751	518,874,845	296,038,960	352,544,352
Derivatives not designated as hedges	4,243,939	4,243,939	240,394	240,394
Derivatives designated as hedges	5,323,640	5,323,640	805,306	805,306
Total financial derivative liabilities	9,567,579	9,567,579	1,045,700	1,045,700
Total other financial liabilities (*)	482,006,330	528,442,424	297,084,660	353,590,052
Lease Liabilities	32,134,911	32,134,911	33,070,356	33,070,356
Total lease liabilities (**)	32,134,911	32,134,911	33,070,356	33,070,356
Account payable- trade and other payable	324,540,952	324,540,952	306,682,108	306,682,108
Accounts payable to related parties	18,432,354	18,432,354	8,979,434	8,979,434
Total commercial obligations and other accounts payable	342,973,306	342,973,306	315,661,542	315,661,542
Total financial liabilities	857,114,547	903,550,641	645,816,558	702,321,950

(*) See
Note 21 - Other financial liabilities
.
(**) See
Note 22 - Lease liabilities
.

Disclosure of financial instruments categories [Text Block]
b)

Financial instruments by category:

As of December 31, 2020	Fair value with changes in income	Financial assets measured at amortized cost	Hedge derivatives	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets
Derivative financial instruments	222,443	-	-	222,443
Marketable securities and investments in other companies	7,329,096	-	-	7,329,096
Derivatives designated as hedges	-	-	16,614,484	16,614,484
Total other financial assets	7,551,539	-	16,614,484	24,166,023
Cash and cash equivalents	-	396,389,016	-	396,389,016
Trade and other receivable (net)	-	277,248,558	-	277,248,558
Accounts receivable from related parties	-	5,445,634	-	5,445,634
Total financial assets	7,551,539	679,083,208	16,614,484	703,249,231

As of December 31, 2020	Fair value with changes in income	Hedge derivatives	Financial liabilities measured at amortized cost	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial liabilities
Bank borrowings	-	-	125,906,105	125,906,105
Bonds payable	-	-	332,416,479	332,416,479
Deposits for return of bottles and containers	-	-	14,116,167	14,116,167
Derivatives not designated as hedges	4,243,939	-	-	4,243,939
Derivatives designated as hedges	-	5,323,640	-	5,323,640
Total Other financial liabilities	4,243,939	5,323,640	472,438,751	482,006,330
Leases liabilities	-	-	32,134,911	32,134,911
Account payable- trade and other payable	-	-	324,540,952	324,540,952
Accounts payable to related parties	-	-	18,432,354	18,432,354
Total financial liabilities	4,243,939	5,323,640	847,546,968	857,114,547

As of December 31, 2019	Fair value with changes in income	Financial assets measured at amortized cost	Hedge derivatives	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets
Derivative financial instruments	3,412,197	-	-	3,412,197
Marketable securities and investments in other companies	6,245,817	-	-	6,245,817
Derivatives designated as hedges	-	-	4,827,882	4,827,882
Total other financial assets	9,658,014	-	4,827,882	14,485,896
Cash and cash equivalents	-	196,369,224	-	196,369,224
Trade and other receivable (net)	-	303,238,567	-	303,238,567
Accounts receivable from related parties	-	3,396,807	-	3,396,807
Total financial assets	9,658,014	503,004,598	4,827,882	517,490,494

As of December 31, 2019	Fair value with changes in income	Hedge derivatives	Financial liabilities measured at amortized cost	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial liabilities
Bank borrowings	-	-	142,196,520	142,196,520
Bonds payable	-	-	140,551,686	140,551,686
Deposits for return of bottles and containers	-	-	13,290,754	13,290,754
Derivatives not designated as hedges	240,394	-	-	240,394
Derivatives designated as hedges	-	805,306	-	805,306
Total Other financial liabilities	240,394	805,306	296,038,960	297,084,660
Leases liabilities	-	-	33,070,356	33,070,356
Account payable- trade and other payable	-	-	306,682,108	306,682,108
Accounts payable to related parties	-	-	8,979,434	8,979,434
Total financial liabilities	240,394	805,306	644,770,858	645,816,558

Disclosure of derivatives instruments [Text Block]
The detail of maturities, number of derivative agreements, contracted nominal amounts, fair values and the classification of such derivative instruments by type of agreement at the closing of each year are detailed as follows:

	As of December 31, 2020				As of December 31, 2019
	Number of agreements	Nominal amounts thousand	Asset	Liability	Number of agreements	Nominal amounts thousand	Asset	Liability
			ThCh$	ThCh$			ThCh$	ThCh$
Cross currency interest rate swaps CLP/USD	4	10,000	16,614,484	4,815,182	1	2,000	4,571,984	805,306
Less than a year	-	-	4,661,049	4,815,182	-	-	-	805,306
Between 1 and 5 years	4	10,000	11,953,435	-	1	2,000	4,571,984	-
Cross currency interest rate swaps USD/EURO	1	11,600	-	508,458	1	11,600	255,898	-
Less than a year	1	11,600	-	508,458	-	-	157,344	-
Between 1 and 5 years	-	-	-	-	1	11,600	98,554	-
Total	5		16,614,484	5,323,640	2		4,827,882	805,306
Forwards USD	21	101,418	63,143	4,118,216	14	72,593	2,989,286	160,803
Less than a year	21	101,418	63,143	4,118,216	14	72,593	2,989,286	160,803
Forwards Euro	5	23,884	9,819	125,723	5	26,393	412,065	79,591
Less than a year	5	23,884	9,819	125,723	5	26,393	412,065	79,591
Forwards CAD	1	2,500	100,958	-	1	800	10,846	-
Less than a year	1	2,500	100,958	-	1	800	10,846	-
Forwards GBP	1	800	48,523	-	-	-	-	-
Less than a year	1	800	48,523	-	-	-	-	-
Total	28		222,443	4,243,939	20		3,412,197	240,394
Total instruments	33		16,836,927	9,567,579	22		8,240,079	1,045,700

Disclosure of cash flow hedges related to loans from Banco de Chile and Banco Scotiabank [Text Block]

As of December 31, 2020
Entity	Nature of risks covered	Rights		Obligations		Fair value of net asset (liabilities)	Maturity
		Currency	Amount	Currency	Amount	Amount
			ThCh$		ThCh$	ThCh$
Scotiabank Chile	Flow interest rate and exchange rate on bank loans	USD	8,288,973	EUR	8,797,431	(508,458)	06-18-2021
Banco de Chile	Flow interest rate on bank bonds	UF	53,163,284	CLP	48,502,235	4,661,049	09-15-2021
Banco Santander	Flow interest rate on bank bonds	UF	99,523,402	CLP	96,705,562	2,817,840	08-10-2023
Scotiabank Chile	Flow interest rate on bank bonds	UF	63,400,143	CLP	61,365,413	2,034,730	06-01-2023
Banco Santander	Flow interest rate on bank bonds	UF	94,206,548	CLP	91,920,865	2,285,683	06-01-2023

As of December 31, 2019
Entity	Nature of risks covered	Rights		Obligations		Fair value of net asset (liabilities)	Maturity
		Currency	Amount	Currency	Amount	Amount
			ThCh$		ThCh$	ThCh$
Scotiabank Chile	Flow interest rate and exchange rate on bank bonds	USD	8,820,379	EUR	8,564,481	255,898	06-18-2021
Banco de Chile	Flow interest rate on bank bonds	UF	59,233,320	CLP	55,466,642	3,766,678	09-15-2021

Disclosure Of Fair Value Of Financial Instruments Recorded At Fair Value Consolidated Statement Of Financial Position [Text Block]
The fair value of financial instruments recorded at fair value in the Consolidated Financial Statements, is detailed as follows:

As of December 31, 2020	Recorded fair value	Fair value hierarchy
		level 1	level 2	level 3
	ThCh$	ThCh$	ThCh$	ThCh$
Derivative financial instruments	222,443	-	222,443	-
Market securities and investments in other companies	7,329,096	7,329,096	-	-
Derivatives designated as hedges	16,614,484	-	16,614,484	-
Total other financial assets	24,166,023	7,329,096	16,836,927	-
Derivatives not designated as hedges	4,243,939	-	4,243,939	-
Derivatives designated as hedges	5,323,640	-	5,323,640	-
Total financial derivative liabilities	9,567,579	-	9,567,579	-

As of December 31, 2019	Recorded fair value	Fair value hierarchy
		level 1	level 2	level 3
	ThCh$	ThCh$	ThCh$	ThCh$
Derivative financial instruments	3,412,197	-	3,412,197	-
Market securities and investments in other companies	6,245,817	6,245,817	-	-
Derivatives designated as hedges	4,827,882	-	4,827,882	-
Total other financial assets	14,485,896	6,245,817	8,240,079	-
Derivatives not designated as hedges	240,394	-	240,394	-
Derivatives designated as hedges	805,306	-	805,306	-
Total financial derivative liabilities	1,045,700	-	1,045,700	-